Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment
8. Property, plant and equipment:

		Accumulated	Net book
December 31, 2020	Cost	depreciation	value
Land and buildings	$5,303	$1,701	$3,602
Computer equipment and software	7,045	5,570	1,475
Furniture and fixtures	4,968	4,148	820
Machinery and equipment	102,834	54,387	48,447
Leasehold improvements	12,479	9,316	3,163
	$132,629	$75,122	$57,507

		Accumulated	Net book
December 31, 2019	Cost	depreciation	value
Land and buildings	$4,764	$1,565	$3,199
Computer equipment and software	5,601	4,521	1,080
Furniture and fixtures	4,213	3,715	498
Machinery and equipment	91,926	41,775	50,151
Leasehold improvements	11,463	7,535	3,928
	$117,967	$59,111	$58,856

During the year ended December 31, 2020, an impairment charge of $479 was recorded related to property, plant and equipment (December 31, 2019 - nil).

Total depreciation expense for the year ended December 31, 2020 was $12,288 (year ended December 31, 2019 - $13,409). The amount of depreciation expense included in cost of revenue for the year ended December 31, 2020 was $7,795 (year ended December 31, 2019 - $8,562).